RBB
                             FAMILY OF MUTUAL FUNDS
                         A TRADITION OF BUILDING WEALTH
                             (LOGO GRAPHIC OMITTED)

                         Government Securities Portfolio

                                  Annual Report
                                 August 31, 1998

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                       ANNUAL INVESTMENT ADVISER'S REPORT
                         GOVERNMENT SECURITIES PORTFOLIO


     During the period September 1, 1997 through August 31, 1998 long-term interest rates moved lower as the Federal Reserve held monetary policy steady. Above trend economic growth drove the U.S. unemployment rate to below 5% which put upward pressure on wages. However lower commodity prices and a strong dollar kept inflation well below 2%. Turmoil in the world financial markets led to a flight to quality benefiting U.S. Treasury securities. Expectations that the Federal Reserve will ease monetary policy flattened the yield curve. The slope of the yield curve, as measured by the 3-month to 30-year Treasury issues, went from 149 basis points on September 1, 1997 to 46 basis points on August 31, 1998.

     The Government Securities Portfolio was fully invested during this period with cash levels below 5% and the average maturity within a narrow band of 7.2 to 7.8 years.

YEAR 2000 SYSTEM PREPAREDNESS

     BlackRock Institutional Management Corp. (BIMC) serves as investment adviser to The RBB Fund, Inc. BIMC wishes to confirm for fund investors that PNC Bank Corp. and its affiliates are actively addressing Year 2000 system changes across all of our businesses.

     Over the past eighteen months, we have reviewed all internal systems to determine whether there is Year 2000 exposure and, if so, how to remedy. Our corporate objective is to have all systems Year 2000 ready by December 31, 1998. Many systems have already been cleared. Those that require changes are currently undergoing active work and progressing satisfactorily.


      COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE GOVERNMENT SECURITIES PORTFOLIO, AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX FROM
            INCEPTION 8/1/91 AND AT EACH FISCAL YEAR END (UNAUDITED)

------------------------------------
       AVERAGE ANNUAL TOTAL RETURN
               (UNAUDITED)
One Year                  6.48%
From Inception            5.66%
------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Government Securities  Lehman Brothers Intermediate
                   Portfolio              Government Index
8/1/91               $9,525                  $10,000
8/31/91              $9,711                  $10,016
8/31/92              $10,850                 $11,299
8/31/93              $11,974                 $12,280
8/31/94              $11,663                 $12,247
8/31/95              $12,447                 $13,344
8/31/96              $12,789                 $13,939
8/31/97              $13,982                 $15,061
8/31/98              $14,777                 $16,457


Note: Past performance is not predictive of future performance.

                            BlackRock Institutional Management Corporation (Please dial toll-free 800-677-6310 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBBFund,Inc.:

In our opinion, the accompanying statement of net assets of the Government Securities Portfolio of The RBBFund,Inc., (the "Fund"), and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Government Securities Portfolio of The RBBFund, Inc.at August 31, 1998, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 2, 1998

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                         GOVERNMENT SECURITIES PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1998

                                                          PAR
                                                          (000)         VALUE
                                                         ------       ----------
AGENCY OBLIGATIONS--35.2%
Federal Form Credit Bank
   5.450% 09/16/98 ...........................           $  280       $  279,364
Federal Home Loan Bank
   6.500% 11/29/05 ...........................              250          263,982
Federal National Mortgage Association
   7.050% 12/10/98 ...........................              250          251,046
   8.250% 12/18/00 ...........................            1,000        1,065,342
Government National Mortgage
   Association
   9.000% 08/24/00 ...........................              201          214,824
                                                                      ----------
     TOTAL AGENCY OBLIGATIONS
       (Cost $1,994,292) .....................                         2,074,558
                                                                      ----------
U.S. TREASURY OBLIGATIONS--64.3%
U.S. TREASURY BONDS--28.5%
   7.250% 05/15/16 ...........................              250          301,309
   8.500% 02/15/20 ...........................            1,000        1,379,844
                                                                      ----------
                                                                       1,681,153
                                                                      ----------
U.S. TREASURY NOTES--35.8%
   7.125% 10/15/98 ...........................              324          324,862
   5.500% 11/15/98 ...........................              200          200,124
   7.500% 10/31/99 ...........................              250          256,553
   7.125% 02/29/00 ...........................              250          257,282
   6.375% 09/30/01 ...........................              250          259,253
   7.500% 11/15/01 ...........................              250          268,035
   7.500% 05/15/02 ...........................              250          270,516
   7.000% 07/15/06 ...........................              250          279,938
                                                                      ----------
                                                                       2,116,563
                                                                      ----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $3,276,939) .....................                         3,797,716
                                                                      ----------


                                                                        VALUE
                                                                      ----------
TOTAL INVESTMENTS--99.5%
   (Cost $5,271,231*) ........................                        $5,872,274

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5% ......................                            28,988
                                                                      ----------
NET ASSETS (Applicable to 665,080
   RBB Shares)--100.0% .......................                        $5,901,262
                                                                      ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   ($5,901,262 (DIVIDE) 665,080) .............                             $8.87
                                                                           =====
OFFERING PRICE PER SHARE
   ($8.87 (DIVIDE) .9525) ....................                             $9.31
                                                                           =====

     * Also cost for Federal income tax purposes. The gross appreciation (depreciation) on a tax basis is as follows:
        Gross Appreciation................ $615,438
        Gross Depreciation................  (14,395)
                                           --------
        Net Appreciation.................. $601,043
                                           ========

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                         GOVERNMENT SECURITIES PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1998

Investment Income
   Interest .....................................................      $422,094
                                                                       --------
Expenses
   Investment advisory fees .....................................        24,599
   Distribution fees ............................................        24,599
   Administration fees ..........................................         6,149
   Custodian fees ...............................................        12,255
   Transfer agent fees ..........................................         8,624
   Printing expenses ............................................        13,555
   Registration fees ............................................        12,000
   Other expenses ...............................................         3,223
                                                                       --------
                                                                        105,004

   Less fees waived .............................................       (30,749)
   Less expense reimbursements by advisor .......................       (31,208)
                                                                       --------
      Total expenses ............................................        43,047
                                                                       --------
Net investment income ...........................................       379,047
                                                                       --------
Realized and unrealized gain (loss) on investments
   Net realized gain (loss) on investments ......................        (5,144)
   Increase in net unrealized depreciation on investments .......       265,769
                                                                       --------
   Net gain on investments ......................................       260,625
                                                                       --------
Net increase in net assets resulting from operations ............      $639,672
                                                                       ========

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                         GOVERNMENT SECURITIES PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           FOR THE             FOR THE
                                                                                         YEAR ENDED          YEAR ENDED
                                                                                       AUGUST 31, 1998     AUGUST 31, 1997
                                                                                       ---------------     ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ..........................................................        $  379,047          $  466,003
  Net gain (loss) on investments .................................................           260,625             135,686
                                                                                          ----------          ----------
  Net increase in net assets resulting from operations ...........................           639,672             601,689
                                                                                          ----------          ----------
Distributions to shareholders:
Dividends to shareholders from net investment income:
  RBB shares .....................................................................          (380,337)           (466,085)
Distributions to shareholders from capital:
  RBB shares .....................................................................          (250,222)           (262,254)
                                                                                          ----------          ----------
      Total distributions to shareholders ........................................          (630,559)           (728,339)
                                                                                          ----------          ----------
Net capital share transactions ...................................................          (845,217)         (1,920,686)
                                                                                          ----------          ----------
Total decrease in net assets .....................................................          (836,104)         (2,047,336)
                                                                                          ----------          ----------
Net Assets:
  Beginning of year ..............................................................         6,737,366           8,784,702
                                                                                          ----------          ----------
  End of year ....................................................................        $5,901,262          $6,737,366
                                                                                          ==========          ==========

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                              GOVERNMENT SECURITIES PORTFOLIO
                                              ------------------------------------------------------------------------------------
                                                   FOR THE         FOR THE          FOR THE          FOR THE           FOR THE
                                                    YEAR            YEAR             YEAR             YEAR               YEAR
                                                    ENDED           ENDED            ENDED            ENDED             ENDED
                                              August 31, 1998  August 31, 1997  August 31, 1996  August 31, 1995*  August 31, 1994
                                              ---------------  ---------------  ---------------  ---------------   ---------------
Net asset value, beginning of year...........     $  8.87          $   9.04         $   9.54         $   9.69         $   10.73
                                                  -------          --------         --------         --------         ---------
Income from investment operations:
   Net investment income ....................      0.5562            0.8744           0.5220           0.5819            0.5931
   Net gain/(loss) on securities
     (both realized and unrealized) .........      0.3565           (0.1346)         (0.2540)          0.0361           (0.8651)
                                                  -------          --------         --------         --------         ---------
       Total from investment operations .....      0.9127            1.0090           0.2680           0.6180           (0.2720)
                                                  -------          --------         --------         --------         ---------
Less distributions
   Dividends (from net investment income) ...     (0.5562)          (0.8744)         (0.5220)          0.5819           (0.5901)
   Distributions (from excess net
     investment income) .....................          --                --               --               --           (0.0235)
   Return of capital ........................     (0.3565)          (0.3046)         (0.2460)         (0.1861)          (0.1544)
                                                  -------          --------         --------         --------         ---------
       Total distributions ..................     (0.9127)          (1.1790)         (0.7680)         (0.7680)          (0.7680)
                                                  -------          --------         --------         --------         ---------
Net asset value, end year ...................     $  8.87          $   8.87         $   9.04          $  9.54         $    9.69
                                                  =======          ========         ========         ========         =========
Total return ................................     6.48%(b)          9.39%(b)         2.75%(b)         6.72%(b)        (2.60%)(b)
Ratios/Supplemental Data
   Net assets, end of year (000) ............     $ 5,901           $ 6,737          $ 8,785          $10,514           $54,938
   Ratios of expenses to
     average net assets .....................     0.70%(a)          0.70%(a)         0.70%(a)         0.72%(a)          0.64%(a)
   Ratios of net investment income to
     average net assets .....................       6.16%             6.18%            6.05%            6.59%             5.86%
   Portfolio turnover rate ..................          5%               26%              77%              86%               65%

(a) Without the waiver of advisory, administration and custody fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Securities Portfolio would have been 1.71%, 2.15%, 2.05%, 1.22%, 1.10% and 1.22% for the years ended August 31,
    1998, 1997, 1996, 1995 and 1994, respectively.
(b) Sales load not reflected in total return.
 *  Certain numbers were revised to conform to current year presentation.

                 See Accompanying Notes to Financial Statements.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1998

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988, and currently has twenty-six investment Portfolios, one of which is included in these financial statements.
     The Fund has authorized capital of thirty billion shares of common stock of which 16.27 billion are currently classified into ninety-seven classes. Each class represents an interest in one of twenty-six investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", nine of which have begun investment operations.
     A) SECURITY VALUATION -- Government Securities Portfolio: Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds, tax-exempt bonds and notes, and government securities are valued on the basis of quotations provided by an independent pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.
     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agent and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.
     C) DIVIDENDS AND  DISTRIBUTIONS  TO SHAREHOLDERS  -- Government  Securities
Portfolio: Dividends from net investment income from each portfolio are declared and paid at least monthly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of mortgage-backed securities.
     D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.
     E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than there repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.
     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1998


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     In March 1998, PNC Institutional Management Corporation, which changed its name to BlackRock Institutional Management Corporation ("BIMC"), assumed the responsibilities of PNC Bank, as subadviser, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services are being transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

                 PORTFOLIO                                    ANNUAL RATE
     -------------------------------       --------------------------------------------------
     Government Securities Portfolio       .40% of first $250 million of net assets;
                                           .35% of  next $250 million of net assets;
                                           and .30% of net assets in  excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee. For the year ended August 31, 1998, advisory fees and waivers were as follows:
                                            GROSS                          NET
                                          ADVISORY                      ADVISORY
                                             FEE          WAIVER           FEE
                                          --------       --------       --------
     Government Securities Portfolio      $24,599        $(24,599)         $--
                                          =======        ========          ===

     PNC Bank serves as custodian for the Fund. PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as transfer and disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee. For the year ended August 31, 1998, transfer agency fees were as follows:

                                                   TRANSFER AGENCY
                                                         FEE
                                                   ---------------
     Government Securities Portfolio                   $8,624
                                                       ======

     In addition, PFPC serves as administrator for the Government Securities Portfolio. The administration fee is computed daily and payable monthly at the annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee. For the year ended August 31, 1998, administration fees and waivers were as follows:
                                          GROSS                         NET
                                     ADMINISTRATION               ADMINISTRATION
                                           FEE         WAIVER           FEE
                                     --------------   -------     --------------
     Government Securities Portfolio     $ 6,149      $(6,149)         $--
                                         =======      =======          ===

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1998


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Provident Distributors ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .40% on an annualized basis for the RBB Government Securities Portfolio. Prior to May 29, 1998, Counsellors Securities, Inc. served as distributor.

     For the year ended August 31, 1998, distribution fees of shares within the investment portfolio were as follows:

                                                           DISTRIBUTION
                                                               FEE
                                                           ------------
                   Government Securities Portfolio
                       RBB Class                             $24,599
                                                             =======

NOTE 3. PURCHASE AND SALES OF SECURITIES

     For the year ended August 31, 1998, purchases and sales of investment securities and United States Government Obligations (other than short-term investments) were as follows:

                                             INVESTMENT SECURITIES         U.S. GOVERNMENT OBLIGATIONS
                                           -------------------------       ---------------------------
                                           Purchases           Sales       Purchases          Sales
                                           ---------           -----       ----------       ----------
     Government Securities Portfolio          $--               $--           $--           $1,119,991


NOTE 4. CAPITAL SHARES

     Transactions in capital shares for each year were as follows:

                                                                        GOVERNMENT SECURITIES PORTFOLIO
                                                      -----------------------------------------------------------------
                                                                 FOR THE                              FOR THE
                                                               YEAR ENDED                           YEAR ENDED
                                                             AUGUST 31, 1998                      AUGUST 31, 1997
                                                      ----------------------------         ----------------------------
                                                        SHARES            VALUE              SHARES             VALUE
                                                      -----------      -----------         -----------      -----------
      Shares sold:
           RBB Class                                        1,394      $    12,311               6,764      $    60,974
      Shares issued in reinvestment of dividends:
           RBB Class                                       44,414          393,184              49,208          441,918
      Shares repurchased:
           RBB Class                                     (140,687)      (1,250,712)           (267,555)      (2,423,578)
                                                      -----------      -----------         -----------      -----------
      Net decrease                                        (94,879)     $  (845,217)           (211,583)     $(1,920,686)
                                                      ===========      ===========         ===========      ===========
      RBB Shares authorized                           100,000,000                          100,000,000
                                                      ===========                          ===========

                                 THE RBB FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1998


NOTE 5. NET ASSETS

     At August 31, 1998, net assets consists of the following:
                                                                 GOVERNMENT
                                                                 SECURITIES
                                                                  PORTFOLIO
                                                                -----------
     Capital Paid-In
       RBB Class                                                $ 9,778,937
     Accumulated Net Realized Gain (Loss) on Investments
       RBB Class                                                 (4,478,718)
     Unrealized Appreciation (Depreciation) on Investments
       RBB Class                                                    601,043
                                                                -----------
                                                                $ 5,901,262
                                                                ===========

NOTE 6. CAPITAL LOSS CARRYOVERS

     At August 31, 1998, capital loss carryovers were available to offset future realized gains as follows: $4,478,718 in the Government Securities Portfolio of which $602,716 expires in 1999, $764,714 expires in 2000, $750,038 expires in
2002, $2,345,236 expires in 2003, $10,177 expires in 2005, and $5,835 expires in
2006.